Contract liability - Explanation of Changes in Contract Liabilities (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Detailed Information About Contract Liability [Line Items]
Contract liability at beginning of period	SFr 10,046	SFr 35,237
Additions	0	0
Recognized as revenue	(5,713)	(25,191)
Contract liability at end of period	4,333	10,046
Amgen
Disclosure Of Detailed Information About Contract Liability [Line Items]
Contract liability at beginning of period	0	9,653
Additions		0
Recognized as revenue		(9,653)
Contract liability at end of period		0
Novartis
Disclosure Of Detailed Information About Contract Liability [Line Items]
Contract liability at beginning of period	10,046	18,584
Additions	0	0
Recognized as revenue	(5,713)	(8,538)
Contract liability at end of period	4,333	10,046
FOPH
Disclosure Of Detailed Information About Contract Liability [Line Items]
Contract liability at beginning of period	SFr 0	7,000
Additions		0
Recognized as revenue		(7,000)
Contract liability at end of period		SFr 0